General Information (Details)	3 Months Ended
Mar. 31, 2026
ProQR Therapeutics Holding B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics I B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics II B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics III B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics IV B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics V B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VI B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VII B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VIII B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics IX B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics I Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%